Statement of Shareholders' Equity and Other Comprehensive Income	Common Stock USD ($)	Additional Paid-in Capital USD ($)	Retained Earnings USD ($)	Accumulated Other Comprehensive Income USD ($)	Accumulated Deficit attributable to noncontrolling interes USD ($)	Total USD ($)	KRWEQ Common Stock KRW	KRWEQ Additional Paid-in Capital KRW	KRWEQ Retained Earnings KRW	KRWEQ Accumulated Other Comprehensive Income KRW	KRWEQ Accumulated Deficit attributable to noncontrolling interes KRW	KRWEQ KRW
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest at Dec. 31, 2008							3,509,415,000	6,232,505,000	(15,617,514,000)	(4,411,000)		(5,880,005,000)
Shares, Outstanding at Dec. 31, 2008							35,094,156					35,094,156
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									(2,261,484,000)		(235,924,000)	(2,497,408,000)
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest										66,351,000	21,232,000	87,583,000
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest at Dec. 31, 2009							3,509,415,000	6,232,505,000	(17,878,998,000)	61,940,000	(214,692,000)	(8,289,830,000)
Shares, Outstanding at Dec. 31, 2009							35,094,156					35,094,156
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									(1,242,228,000)		(171,130,000)	(1,413,358,000)
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest										28,084,000	8,986,000	37,070,000
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest at Dec. 31, 2010	3,029,274	5,379,805	(16,505,159)	77,703	(325,278)	(8,343,655)	3,509,415,000	6,232,505,000	(19,121,226,000)	90,024,000	(376,836,000)	(9,666,118,000)
Shares, Outstanding at Dec. 31, 2010	35,094,156					35,094,156	35,094,156					35,094,156
Stock Issued During Period, Value, New Issues	129,478	13,115				142,593	150,000,000	15,194,000				165,194,000
Stock Issued During Period, Shares, New Issues	1,500,000					1,500,000	1,500,000					1,500,000
Stockholders' Equity, Other		(27,372)	27,372	(77,703)	325,278	(77,703)		(31,711,000)	31,711,000	(90,023,000)	376,836,000	286,813,000
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest			148,431			148,431			171,962,000			171,962,000
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest at Dec. 31, 2011	$ 3,158,752	$ 5,365,548	$ (16,329,356)			$ (7,805,056)	3,659,415,000	6,215,988,000	(18,917,553,000)			(9,042,150,000)
Shares, Outstanding at Dec. 31, 2011	36,594,156					36,594,156	36,594,156					36,594,156